Revenue from collaboration agreements - Additional Information (Detail) € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2020 USD ($)
Disclosure Of Revenue From Contract With Customers [Line Items]
Contract with customers liability	€ 132,075		€ 161,374
Capitalized costs of contract net of amortization	1,200		1,500
Amortization of contract costs capitalized	300		200	€ 40
Potential milestone payment payable	1,600				$ 2
Amgen Collaboration Agreement [Member]
Disclosure Of Revenue From Contract With Customers [Line Items]
Upfront payment received	28,000	$ 30
Contract with customers liability revenue recognized	4,900		6,200	1,500
Contract with customers liability	10,000		15,000
Amgen Collaboration Agreement [Member] | Development And Commercial Milestone Payments [Member]
Disclosure Of Revenue From Contract With Customers [Line Items]
Milestone payment receivable | $					525
Genmab Collaboration Agreement [Member]
Disclosure Of Revenue From Contract With Customers [Line Items]
Upfront payment received	46,000	54
Contract with customers liability revenue recognized	11,200		11,200	€ 2,300
Contract with customers liability	26,000		35,000
Genmab Collaboration Agreement [Member] | Milestone Payment For Licensed Product [Member]
Disclosure Of Revenue From Contract With Customers [Line Items]
Milestone payment receivable | $					550
BMS Collaboration Agreement [Member]
Disclosure Of Revenue From Contract With Customers [Line Items]
Upfront payment received	68,000	75
Contract with customers liability revenue recognized	11,500		1,100
Contract with customers liability	55,000		66,500
BMS Collaboration Agreement [Member] | Option Exercise Development Commecial And Regulatory Milestone Payments [Member]
Disclosure Of Revenue From Contract With Customers [Line Items]
Milestone payment receivable | $					505
GSK Collaboration Agreement [Member]
Disclosure Of Revenue From Contract With Customers [Line Items]
Upfront payment received | $		$ 45
Contract with customers liability revenue recognized	3,700		0
Contract with customers liability	€ 41,000		€ 45,000
GSK Collaboration Agreement [Member] | Milestone Programs Based On The Program [Member]
Disclosure Of Revenue From Contract With Customers [Line Items]
Milestone payment receivable | $					$ 575